LONG-TERM DEBT (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consisted of the following:

In thousands	September 30, 2018	December 31, 2017
Floating Senior Notes, due 2021, net of unamortized debt issuance costs of $3,505	$496,495	$—
4.150% Senior Notes, due 2024, net of unamortized debt issuance costs of $7,384	742,616	—
4.700% Senior Notes, due 2028, net of unamortized debt issuance costs of $10,583	1,239,417	—
3.45% Senior Notes, due 2026, net of unamortized debt issuance costs of $1,775 and $2,345	748,225	747,655
4.375% Senior Notes, due 2023, net of unamortized discount and debt issuance costs of $1,241 and $1,433	248,759	248,567
Revolving Credit Facility, net of unamortized debt issuance costs of $3,412 and $2,451	346,588	853,124
Schuldschein Loan	11,601	11,998
Other Borrowings	29,721	6,860
Capital Leases	1,677	2,324
Total	3,865,099	1,870,528
Less - current portion	47,038	47,225
Long-term portion	$3,818,061	$1,823,303

Long-term debt consisted of the following:

	December 31,
In thousands	2017	2016
3.45% Senior Notes due 2026, net of unamortized debt issuance costs of $2,345 and $2,526	$747,655	$747,474
4.375% Senior Notes due 2023, net of unamortized discount and debt issuance costs of $1,433 and $1,690	248,567	248,310
Revolving Credit Facility and Term Loan, net of unamortized debt issuance costs of $2,451 and $3,850	853,124	796,150
Schuldschein Loan	11,998	98,671
Other Borrowings	6,860	1,153
Capital Leases	2,324	1,018
Total	1,870,528	1,892,776
Less - current portion	47,225	129,809
Long-term portion	$1,823,303	$1,762,967

Principal Repayments of Debt and Capital Lease
Scheduled principal repayments of debt and capital lease balances as of December 31, 2017 are as follows:

2018	$47,225
2019	330,901
2020	559
2021	483,379
2022	208
Future years	1,008,256
Total	$1,870,528